Total
WisdomTree Short-Term Treasury Digital Fund
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Short-Term Treasury Digital Fund WisdomTree Short-Term Treasury Digital Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Short-Term Treasury Digital Fund WisdomTree Short-Term Treasury Digital Fund
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.05%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
WisdomTree Short-Term Treasury Digital Fund | WisdomTree Short-Term Treasury Digital Fund | USD ($)	5	16